Disposals of businesses and deconsolidation of subsidiaries - Deconsolidation of Seadrill Partners Narrative (Details) shares in Millions, $ in Millions		12 Months Ended
	Jul. 21, 2014 USD ($)	Dec. 31, 2016 USD ($) ownership_interest class_of_membership_interest	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	Dec. 05, 2016	Sep. 30, 2016 USD ($)	[2]	Jun. 30, 2016 USD ($)	[2]	Jun. 03, 2016	Mar. 31, 2016 USD ($)	[2]	Jun. 19, 2015	Nov. 04, 2014	Mar. 21, 2014	Jan. 02, 2014 shares	Oct. 31, 2013	Oct. 24, 2012
Subsidiary, Sale of Stock [Line Items]
Investment owned (as percent)											23.00%
Non-economic ownership interest (as percent)		0.00%
Proceeds from disposal of investments in associated companies		$ 0	$ 0	[1]	$ 373
Investment in associated companies		$ 2,168	$ 2,592	[2]			$ 2,023		$ 2,669			$ 2,593
Seadrill Partners LLC
Subsidiary, Sale of Stock [Line Items]
Ownership interest prior to disposal (as percent)			62.35%															77.47%	75.67%
Seadrill Mobile Units (Nigeria) Ltd
Subsidiary, Sale of Stock [Line Items]
Ownership interest (as percent)		39.00%
SFL Deepwater Limited
Subsidiary, Sale of Stock [Line Items]
Ownership interest (as percent)		39.00%
Seadrill Partners LLC
Subsidiary, Sale of Stock [Line Items]
Investment owned (as percent)		28.60%	28.60%
Investment in associated companies		$ 2,809
Seadrill Operating LP
Subsidiary, Sale of Stock [Line Items]
Ownership interest (as percent)	42.00%													42.00%
Equity method investment, percentage of investment sold (as percent)	28.00%
Proceeds from disposal of investments in associated companies	$ 373
Seadrill Capricorn Holdings LLC
Subsidiary, Sale of Stock [Line Items]
Ownership interest (as percent)															49.00%	49.00%
Seadrill Mobile Units (Nigeria) Ltd
Subsidiary, Sale of Stock [Line Items]
Ownership interest (as percent)						51.00%
Seadrill Mobile Units (Nigeria) Ltd | Seadrill UK Ltd
Subsidiary, Sale of Stock [Line Items]
Ownership interest (as percent)						49.00%
Common Unit | Seadrill Partners LLC
Subsidiary, Sale of Stock [Line Items]
Common units issued to the Company (as shares) | shares																	21.5
Investment owned (as percent)																	48.30%
Subordinated Units | Seadrill Partners LLC
Subsidiary, Sale of Stock [Line Items]
Common units issued to the Company (as shares) | shares																	16.5
Ownership interest (as percent)		18.00%															100.00%
Investment in associated companies		$ 157	$ 293
Incentive Distribution Rights | Seadrill Partners LLC
Subsidiary, Sale of Stock [Line Items]
Investment owned (as percent)																	100.00%
Non-economic ownership interest (as percent)		0.00%
Direct Ownership Interest
Subsidiary, Sale of Stock [Line Items]
Number of ownership interests | ownership_interest		4
Direct Ownership Interest | Seadrill Mobile Units (Nigeria) Ltd
Subsidiary, Sale of Stock [Line Items]
Ownership interest (as percent)																	39.00%
Direct Ownership Interest | Seadrill UK Ltd
Subsidiary, Sale of Stock [Line Items]
Ownership interest prior to disposal (as percent)																	100.00%
Direct Ownership Interest | SFL Deepwater Limited
Subsidiary, Sale of Stock [Line Items]
Ownership interest (as percent)																	39.00%
Direct Ownership Interest | Seadrill Partners LLC
Subsidiary, Sale of Stock [Line Items]
Investment in associated companies		$ 1,537	$ 1,769
Direct Ownership Interest | Seadrill Operating LP
Subsidiary, Sale of Stock [Line Items]
Ownership interest (as percent)	42.00%																70.00%
Direct Ownership Interest | Seadrill Capricorn Holdings LLC
Subsidiary, Sale of Stock [Line Items]
Ownership interest (as percent)																	49.00%
Number of classes of membership interest | class_of_membership_interest		1
Direct Ownership Interest | SFL Deepwater Limited
Subsidiary, Sale of Stock [Line Items]
Ownership interest (as percent)																	39.00%
Direct Ownership Interest | Seadrill Mobile Units (Nigeria) Ltd
Subsidiary, Sale of Stock [Line Items]
Ownership interest (as percent)																	39.00%

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Refer to Note 39 "Restatement of previously issued financial statements"